9. INTANGIBLE ASSETS (Details Narrative) (USD $)	9 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Notes to Financial Statements
Amortization expense	$ 215,047	$ 153,298
Customer contracts - Estimated Useful life	5 years	5 years